Income tax expense (Details 1) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Income Tax [Abstract]
Income before income tax		$ 113,816	$ 95,077	$ 51,273
Tax expense calculated for each company		(41,342)	(35,778)	(8,637)
Adjustments
Non-taxable income		12,682	20,515	11,478
Expenses related to non-taxable income		(24,762)	(31,281)	(38,919)
Non-deductible expenses		(8,799)	(2,867)	(6,709)
Tax incentive		1,665	448	0
Tax relieving		0	(6,307)	0
Income tax rate change	[1]	12,533	0	0
Other		1,098	(1,089)	(2,182)
Income tax expense		$ 46,925	$ 56,359	$ 44,969

[1]	On December 29, 2017, the National Executive Office of Argentina issued Law 27430 - Income Tax. This law has introduced several changes in the treatment of income tax whose key components are the following: Income Tax Rate: The Income Tax rate for Argentine companies will be gradually reduced from 35% to 30% for fiscal years starting from January 1, 2018 until December 31, 2019 and to 25% for fiscal years beginning on or after January 1, 2020, inclusive.